Operating segment data	12 Months Ended
Dec. 31, 2018
Operating segment data
Operating segment data

26.         Operating segment data

The reportable segments are determined on the basis of which the Company internally reports its segment reporting to senior management for purposes of making operating decisions. Considering the same accounting basis described in note 4. The financial information of the holding company and its service companies, have been combined and included in the “other” column.

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2018	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,447,993	Ps.	649,393	Ps.	232,698	Ps.	103,454	Ps.	815,055	Ps.	5,350,950	Ps.	742,350	Ps.	282,514	Ps.	2,935,333
Tourist
Acapulco		182,663		34,279		279,099		33,125		43,460		1,415,909		467,444		279,099		1,246,261
Mazatlán		276,126		46,754		31,308		16,594		81,654		1,256,447		164,075		31,306		523,655
Zihuatanejo		167,578		22,934		13,534		18,266		43,595		617,071		117,245		13,587		518,134
Regional
Chihuahua		364,755		56,128		141,546		13,462		103,980		874,960		170,457		141,908		590,944
Culiacan		539,540		57,313		33,888		17,408		145,767		978,514		153,687		34,035		526,881
Durango		112,310		10,822		13,788		6,558		29,339		294,355		76,831		13,788		179,567
San Luis Potosi		167,030		30,275		231,726		8,711		39,665		635,811		385,551		231,726		540,721
Tampico		190,502		26,891		26,169		8,604		47,618		333,070		75,739		26,169		273,340
Torreon		184,396		22,655		19,990		9,426		48,883		352,659		111,946		19,990		276,164
Zacatecas		105,626		11,935		9,655		7,460		27,667		261,320		86,236		9,656		212,093
Border
Ciudad Juarez		310,892		45,287		9,096		11,631		89,551		496,472		153,823		9,096		353,807
Reynosa		106,867		14,810		144,830		7,909		30,104		567,054		309,368		153,562		443,771
Hotel
NH T2 Hotel		—		246,065		—		22,969		67,250		308,727		29,626		5,772		—
Hilton Garden Inn		—		100,051		—		10,840		28,973		248,633		7,260		5,208		—
Industrial Park:
VYNMSA		—		28,190		—		14,260		8,276		344,931		139,277		97,153		—
Other		—		4,433,390		—		41,068		4,135,788		15,504,577		6,069,798		5,616		—
Total		5,156,278		5,837,172		1,187,327		351,745		5,786,625		29,841,460		9,260,713		1,360,185		8,620,671

Eliminations		(16,226)		(4,211,675)		(45,822)		—		(1,654,089)		(14,250,976)		(2,182,156)		(45,822)		(54,015)

Consolidated	Ps.	5,140,052	Ps.	1,625,497	Ps.	1,141,505	Ps.	351,745	Ps.	4,132,536	Ps.	15,590,484	Ps.	7,078,557	Ps.	1,314,363	Ps.	8,566,656

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2017	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,046,097	Ps.	547,586	Ps.	367,214	Ps.	84,132	Ps.	518,737	Ps.	4,993,403	Ps.	826,644	Ps.	505,445	Ps.	2,785,385
Tourist
Acapulco		158,448		34,089		372,253		20,105		38,531		1,197,164		282,120		372,253		996,944
Mazatlán		249,479		47,819		30,205		15,815		59,470		1,128,244		150,567		30,223		508,123
Zihuatanejo		167,550		27,334		28,039		17,347		38,977		596,780		116,609		28,138		520,632
Regional
Chihuahua		308,746		52,742		122,412		12,682		72,298		903,724		213,533		122,448		460,816
Culiacan		409,399		53,296		43,362		16,147		92,556		816,623		126,234		44,389		508,523
Durango		100,884		11,061		19,974		6,140		22,389		292,704		67,734		19,991		170,869
San Luis Potosi		149,823		24,603		108,756		7,934		29,078		449,272		232,186		108,756		316,361
Tampico		171,550		25,859		46,740		7,697		39,483		316,409		83,646		46,740		254,622
Torreon		156,158		22,478		20,018		8,726		35,743		371,887		111,569		20,018		264,450
Zacatecas		95,153		12,172		19,175		6,815		19,354		276,803		90,328		19,175		208,814
Border
Ciudad Juarez		244,891		40,676		31,917		11,103		57,113		480,320		124,745		33,404		355,659
Reynosa		104,311		15,094		127,353		6,616		23,881		440,857		208,144		127,353		305,411
Hotel
NH T2 Hotel		—		250,777		—		20,799		75,797		289,844		32,374		1,338		—
Hilton Garden Inn		—		90,875		—		10,111		25,680		250,264		8,857		9,090		—
Industrial Park:
VYNMSA		—		12,914		—		9,200		(1,767)		242,220		43,260		70,726		—
Other		—		4,034,440		—		37,836		3,353,545		13,789,549		5,756,750		30,664		—
Total		4,362,489		5,303,815		1,337,418		299,205		4,500,865		26,836,067		8,475,300		1,590,151		7,656,609

Eliminations		(15,458)		(3,847,477)		(10,960)		—		(1,261,746)		(12,635,267)		(1,503,815)		(8,192)		(8,192)

Consolidated	Ps.	4,347,031	Ps.	1,456,338	Ps.	1,326,458	Ps.	299,205	Ps.	3,239,119	Ps.	14,200,800	Ps.	6,971,485	Ps.	1,581,959	Ps.	7,648,417

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2016	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	1,799,823	Ps.	560,016	Ps.	97,631	Ps.	76,016	Ps.	473,916	Ps.	4,868,188	Ps.	658,768	Ps.	98,585	Ps.	2,492,242
Tourist
Acapulco		149,214		30,446		76,772		19,466		39,461		1,085,908		113,528		77,069		641,082
Mazatlán		221,522		46,879		19,527		15,458		55,052		1,021,766		128,287		19,632		492,692
Zihuatanejo		141,091		26,280		25,699		16,680		35,945		596,541		114,706		25,822		507,683
Regional
Chihuahua		272,921		48,374		16,061		11,853		64,258		793,881		170,004		16,202		349,021
Culiacan		351,096		48,280		9,608		16,006		79,875		726,063		117,342		9,896		479,351
Durango		98,550		11,026		4,381		5,965		19,017		290,258		58,281		4,478		155,540
San Luis Potosi		130,337		23,666		24,456		7,105		30,801		293,618		89,123		24,553		214,064
Tampico		162,389		22,735		32,053		6,567		37,025		306,466		90,438		32,157		214,318
Torreon		151,251		20,087		5,722		8,515		34,268		372,001		90,046		5,834		251,932
Zacatecas		87,616		10,120		7,677		6,656		19,547		286,407		74,939		7,789		195,325
Border
Ciudad Juarez		208,042		34,351		9,905		10,334		48,478		452,024		111,710		10,005		334,050
Reynosa		113,506		14,150		23,847		6,290		25,539		282,249		67,237		23,944		183,446
Hotel
NH T2 Hotel		—		227,884		—		20,739		68,595		290,685		85,543		2,095		—
Hilton Garden Inn		—		83,625		—		9,268		22,222		234,123		15,996		13,410		—
Industrial Park:
VYNMSA		—		4,952		—		3,416		(3,063)		194,209		32,577		104,326		—
Other		—		4,847,425		—		36,300		2,843,210		13,052,525		5,554,128		62,163		—
Total		3,887,358		6,060,296		353,339		276,634		3,894,146		25,146,912		7,572,653		537,960		6,510,746

Eliminations		(14,623)		(4,727,534)		(8,567)		—		(1,110,592)		(11,601,589)		(714,310)		(8,567)		2,768

Consolidated	Ps.	3,872,735	Ps.	1,332,762	Ps.	344,772	Ps.	276,634	Ps.	2,783,554	Ps.	13,545,323	Ps.	6,858,343	Ps.	529,393	Ps.	6,513,514